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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006
                                               ---------
Check here if Amendment |_|: Amendment Number:___________

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
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Form 13F File Number 28-4651
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          The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
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Title:   Compliance Officer
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Phone:   312-236-6300
         ------------------------------

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
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(Signature)

Chicago, Illinois
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(City, State)

8/9/2006
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(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager: 0
                                 ---

Form 13F Information Table Entry Total: 15
                                       ----

Form 13F Information Table Value Total: $2,672,299 (thousands)
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THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH THE SEC.

List of Other Included Managers:

NONE
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                               13F HOLDINGS REPORT
                                    6/30/2006

       COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4                COLUMN 5        COLUMN 6   COLUMN 7               COLUMN 8
                                                                                                                  VOTING AUTHORITY
       NAME OF      TITLE OF                 VALUE       SHRS OR    SH/     PUT/    INVESTMENT   OTHER
        ISSUER        CLASS      CUSIP     (X $1000)     PRN AMT    PRN     CALL    DISCRETION  MANAGERS    SOLE      SHARED  NONE
AETNA INC NEW        COM       00817Y108       3,669       91,908    SH                SOLE                  91,908
ALLSTATE CORP        COM       020002101         202        3,708    SH                SOLE                   3,708
BOEING CO            COM       097023105         368        4,500    SH                SOLE                   4,500
DEVON ENERGY CORP
  NEW                COM       25179M103         350        5,800    SH                SOLE                   5,800
GENERAL DYNAMICS
  CORP               COM       369550108   2,182,629   33,342,958    SH                SOLE              33,342,958
GENERAL ELECTRIC CO  COM       369604103         860       26,097    SH                SOLE                  26,097
HARRAHS ENTMT INC    COM       413619107         894       12,569    SH                SOLE                  12,569
HILTON HOTELS CORP   COM       432848109       1,607       56,840    SH                SOLE                  56,840
HOSPIRA INC          COM       441060100       1,073       25,000    SH                SOLE                  25,000
JP MORGAN CHASE &
  CO                 COM       46625H100       9,613      228,899    SH                SOLE                 228,899
LABORATORY CORP
  AMER HLDGS         COM       50540R409     420,877    6,763,261    SH                SOLE               6,763,261
MEDIS TECHNOLOGIES
  LTD                COM       58500P107      48,069    2,370,285    SH                SOLE               2,370,285
PFIZER INC           COM       717081103         232        9,900    SH                SOLE                   9,900
PROCTER & GAMBLE CO  COM       742718109         241        4,352    SH                SOLE                   4,352
US BANCORP DEL       COM NEW   902973304       1,615       52,301    SH                SOLE                  52,301

TOTAL                                      2,672,299   42,998,378                                        42,998,378